Prospectus Supplement dated January 15, 2010
The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C, R, Y and Investor Class shares of the Fund listed below:
AIM Structured Core Fund
This supplement supersedes and replaces in its entirety the supplement dated January 13, 2010.
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio:
•	Jeremy Lefkowitz, Portfolio Manager and lead manager of Invesco’s Global Quantative Equity Portfolio Management Team, who has been responsible for the fund since inception and has been associated with Invesco and/or its affiliates since 1982.

•	Ralph Coutant, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 1999.

•	Maureen Donnellan, Portfolio Manager, who has been responsible for the fund since inception and has been associated with Invesco and/or its affiliates since 1974.

•	Lawson McWhorter, Portfolio Manager, who has been responsible for the fund since inception and has been associated with Invesco and/or its affiliates since 1984.

•	Anthony Shufflebotham, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 1998.
          The portfolio managers are assisted by Invesco’s Global Quantitative Equity Team, which is comprised of portfolio managers and research analysts. Members of the team may change from time to time. More information on the portfolio managers may be found on the advisor’s website www.invescoaim.com. The website is not part of this prospectus.
          The fund’s Statement of Additional Information provides additional information about the portfolio managers’ investments in the fund, a description of their compensation structure and information regarding other accounts they manage.”

Prospectus Supplement dated January 15, 2010
The purpose of this mailing is to provide you with changes to the current Prospectus for Institutional Class shares of the Funds listed below:
AIM Core Plus Bond Fund
AIM Floating Rate Fund
AIM Multi-Sector Fund
AIM Select Real Estate Income Fund
AIM Structured Core Fund
AIM Structured Growth Fund
AIM Structured Value Fund
This supplement supersedes and replaces in its entirety the supplement dated January 13, 2010.
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Structured Core” of the prospectus:
•	“Jeremy Lefkowitz, Portfolio Manager and lead manager of Invesco’s Global Quantative Equity Portfolio Management Team, who has been responsible for the fund since inception and has been associated with Invesco and/or its affiliates since 1982.

•	Ralph Coutant, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 1999.

•	Maureen Donnellan, Portfolio Manager, who has been responsible for the fund since inception and has been associated with Invesco and/or its affiliates since 1974.

•	Lawson McWhorter, Portfolio Manager, who has been responsible for the fund since inception and has been associated with Invesco and/or its affiliates since 1984.

•	Anthony Shufflebotham, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 1998.”